Financial Information by Segments (Details) - Schedule of information about geographical areas - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	$ 55,620,356	$ 35,869,314	$ 34,171,201
Mexico [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	28,060,405	18,122,828	17,873,633
USA [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	9,050,696	6,555,642	7,544,078
Brazil [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	17,548,823	10,608,151	8,500,592
Canada [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	441,856	311,761	175,686
Latin America [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	513,524	253,096	60,672
Other (Europe and Asia) [Member]
Financial Information by Segments (Details) - Schedule of information about geographical areas [Line Items]
Geographical areas	$ 5,052	$ 17,836	$ 16,540